JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.6%
Aerospace & Defense — 4.9%
AeroVironment, Inc. *	170	53,542
Firefly Aerospace, Inc. *	300	8,803
Hexcel Corp.	250	15,704
Karman Holdings, Inc. *	419	30,265
Kratos Defense & Security Solutions, Inc. *	152	13,847
VSE Corp.	188	31,214
		153,375
Automobile Components — 2.9%
LCI Industries	255	23,781
Modine Manufacturing Co. *	322	45,779
Visteon Corp.	175	20,972
		90,532
Banks — 1.3%
Ameris Bancorp	419	30,753
ServisFirst Bancshares, Inc.	143	11,495
		42,248
Biotechnology — 13.8%
Alkermes plc *	785	23,545
Apogee Therapeutics, Inc. *	633	25,143
Arcellx, Inc. *	415	34,060
Biohaven Ltd. *	695	10,426
Caris Life Sciences, Inc. *	486	14,692
Cytokinetics, Inc. *	421	23,150
Disc Medicine, Inc. *	416	27,486
Dyne Therapeutics, Inc. *	1,732	21,908
Newamsterdam Pharma Co. NV (Netherlands) * (a)	737	20,971
Nuvalent, Inc., Class A *	305	26,363
REGENXBIO, Inc. *	1,753	16,915
Revolution Medicines, Inc. *	492	22,995
Rhythm Pharmaceuticals, Inc. *	337	34,082
Sionna Therapeutics, Inc. * (a)	1,125	33,091
Twist Bioscience Corp. *	463	13,029
Ultragenyx Pharmaceutical, Inc. *	420	12,622
uniQure NV (Netherlands) *	510	29,772
Vaxcyte, Inc. *	392	14,135
Viking Therapeutics, Inc. * (a)	279	7,325
Xenon Pharmaceuticals, Inc. (Canada) *	560	22,500
		434,210
Broadline Retail — 1.0%
Global-e Online Ltd. (Israel) *	332	11,878
Ollie's Bargain Outlet Holdings, Inc. *	148	18,988
		30,866

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 1.5%
AAON, Inc. (a)	218	20,379
Simpson Manufacturing Co., Inc.	153	25,580
		45,959
Capital Markets — 3.5%
Evercore, Inc., Class A	83	27,873
Hamilton Lane, Inc., Class A	74	9,949
Piper Sandler Cos.	127	44,045
StoneX Group, Inc. *	275	27,810
		109,677
Commercial Services & Supplies — 2.4%
ACV Auctions, Inc., Class A *	1,407	13,942
Casella Waste Systems, Inc., Class A *	403	38,220
MSA Safety, Inc.	133	22,885
		75,047
Communications Equipment — 1.2%
Ciena Corp. *	270	39,304
Construction & Engineering — 0.9%
Primoris Services Corp.	52	7,172
Valmont Industries, Inc.	57	21,955
		29,127
Construction Materials — 1.3%
Eagle Materials, Inc.	130	30,226
James Hardie Industries plc, ADR * (a)	596	11,462
		41,688
Consumer Finance — 0.9%
Figure Technology Solutions, Inc., Class A * (a)	247	8,992
FirstCash Holdings, Inc.	52	8,198
Upstart Holdings, Inc. * (a)	224	11,380
		28,570
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	561	32,744
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	196	21,285
Electrical Equipment — 3.2%
Bloom Energy Corp., Class A *	214	18,053
NEXTracker, Inc., Class A *	619	45,810
NuScale Power Corp. *	415	14,953
Vicor Corp. *	405	20,154
		98,970
Electronic Equipment, Instruments & Components — 3.6%
Fabrinet (Thailand) *	162	59,118
Ingram Micro Holding Corp. (a)	799	17,178

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Littelfuse, Inc.	81	21,009
OSI Systems, Inc. *	64	15,804
		113,109
Energy Equipment & Services — 1.1%
Cactus, Inc., Class A	520	20,514
TechnipFMC plc (United Kingdom)	346	13,655
		34,169
Financial Services — 1.4%
PennyMac Financial Services, Inc.	224	27,761
Remitly Global, Inc. *	989	16,114
		43,875
Food Products — 0.6%
Freshpet, Inc. *	139	7,674
Utz Brands, Inc.	1,025	12,456
		20,130
Ground Transportation — 0.6%
Saia, Inc. *	59	17,501
Health Care Equipment & Supplies — 4.1%
Glaukos Corp. *	239	19,522
Integer Holdings Corp. *	137	14,127
iRhythm Technologies, Inc. *	196	33,735
Lantheus Holdings, Inc. *	295	15,103
Merit Medical Systems, Inc. *	201	16,763
PROCEPT BioRobotics Corp. * (a)	262	9,348
TransMedics Group, Inc. *	176	19,762
		128,360
Health Care Providers & Services — 1.6%
HealthEquity, Inc. *	192	18,219
Hims & Hers Health, Inc. * (a)	294	16,675
Hinge Health, Inc., Class A *	310	15,222
		50,116
Health Care Technology — 1.3%
Evolent Health, Inc., Class A *	1,697	14,357
HeartFlow, Inc. *	215	7,235
Waystar Holding Corp. *	518	19,638
		41,230
Hotels, Restaurants & Leisure — 4.8%
Boyd Gaming Corp.	356	30,817
First Watch Restaurant Group, Inc. *	1,106	17,297
Life Time Group Holdings, Inc. *	925	25,531
Planet Fitness, Inc., Class A *	247	25,618
Sportradar Group AG, Class A (Switzerland) *	668	17,974

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wingstop, Inc.	40	9,946
Wyndham Hotels & Resorts, Inc.	289	23,110
		150,293
Industrial REITs — 0.8%
Terreno Realty Corp.	429	24,349
Insurance — 0.4%
Lemonade, Inc. * (a)	233	12,455
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	520	17,758
Machinery — 3.9%
Esab Corp.	243	27,181
ITT, Inc.	147	26,211
JBT Marel Corp.	192	26,926
SPX Technologies, Inc. *	230	42,972
		123,290
Media — 0.3%
Magnite, Inc. *	396	8,626
Oil, Gas & Consumable Fuels — 1.0%
Gulfport Energy Corp. *	91	16,547
Matador Resources Co.	304	13,655
		30,202
Passenger Airlines — 0.9%
Joby Aviation, Inc. * (a)	1,837	29,644
Pharmaceuticals — 1.1%
Crinetics Pharmaceuticals, Inc. *	572	23,826
LB Pharmaceuticals, Inc. * (a)	600	9,475
		33,301
Professional Services — 2.5%
CBIZ, Inc. *	269	14,240
ExlService Holdings, Inc. *	468	20,602
UL Solutions, Inc., Class A	51	3,593
Verra Mobility Corp. *	1,615	39,896
		78,331
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (Japan) *	945	27,605
Credo Technology Group Holding Ltd. *	428	62,261
MACOM Technology Solutions Holdings, Inc. *	125	15,598
MKS, Inc.	100	12,399
Onto Innovation, Inc. *	124	16,022
Rambus, Inc. *	390	40,631
		174,516
Software — 10.9%
Agilysys, Inc. *	142	14,983

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Alkami Technology, Inc. * (a)	594	14,741
BlackLine, Inc. *	640	33,960
Box, Inc., Class A *	722	23,295
Braze, Inc., Class A *	491	13,954
Clear Secure, Inc., Class A	525	17,526
Clearwater Analytics Holdings, Inc., Class A *	1,545	27,838
Commvault Systems, Inc. *	133	25,095
Confluent, Inc., Class A *	483	9,553
D-Wave Quantum, Inc. (Canada) * (a)	409	10,105
Freshworks, Inc., Class A *	2,164	25,466
Gitlab, Inc., Class A *	275	12,417
JFrog Ltd. *	716	33,905
SentinelOne, Inc., Class A *	1,003	17,669
Varonis Systems, Inc. *	449	25,810
Vertex, Inc., Class A *	889	22,040
Workiva, Inc. *	151	13,030
		341,387
Specialty Retail — 2.8%
Arhaus, Inc. *	1,254	13,325
Floor & Decor Holdings, Inc., Class A *	179	13,216
Lithia Motors, Inc., Class A	75	23,812
Warby Parker, Inc., Class A *	1,365	37,631
		87,984
Technology Hardware, Storage & Peripherals — 0.8%
IonQ, Inc. * (a)	403	24,796
Textiles, Apparel & Luxury Goods — 0.9%
Levi Strauss & Co., Class A	201	4,670
Wolverine World Wide, Inc.	844	23,161
		27,831
Trading Companies & Distributors — 2.5%
Applied Industrial Technologies, Inc.	96	25,142
Rush Enterprises, Inc., Class A	541	28,942
WESCO International, Inc.	120	25,256
		79,340
Total Common Stocks (Cost $2,327,606)		2,966,195
Exchange-Traded Funds — 3.9%
U.S. Equity — 3.9%
iShares Russell 2000 Growth ETF (a) (Cost $122,841)	385	123,341
Short-Term Investments — 7.5%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $98,870)	98,832	98,871

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 4.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $134,982)	134,982	134,982
Total Short-Term Investments (Cost $233,852)		233,853
Total Investments — 106.0% (Cost $2,684,299)		3,323,389
Liabilities in Excess of Other Assets — (6.0)%		(188,673)
NET ASSETS — 100.0%		3,134,716

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $129,966.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,323,389	$—	$—	$3,323,389

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$76,111	$294,525	$271,767	$3	$(1)	$98,871	98,832	$330	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	112,363	258,604	235,987	2	—	134,982	134,982	1,125	—
Total	$188,474	$553,129	$507,754	$5	$(1)	$233,853		$1,455	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.